CONSOLIDATED BALANCE SHEETS	Dec. 31, 2024 USD ($)
Current assets
Cash	$ 2,407,843
Accounts receivable - net of allowance for credit loss	1,897,471
Contract asset	206,750
Inventories, net	550,695
Forward purchase agreement derivative asset	1,471,000
Working capital advances	266,831
Prepaid expenses and other current assets	1,530,842
Total current assets	8,331,432
Right-of-use asset - operating lease	221,479
Right-of-use asset - finance lease	130,774
Property and equipment, net	936,573
Goodwill	1,728,108
Intangible assets, net	1,408,176
Total Assets	12,756,542
Current liabilities
Accounts payable	10,497,488
Accrued expenses and other current liabilities	3,207,233
Contingent consideration liability	259,243
Debt, net of debt discount	7,019,499
Convertible debt, at fair value	8,542,323
Derivative liabilities	4,229,478
Operating lease liability	117,120
Finance lease liability	103,392
Contract liabilities	602,469
Total current liabilities	34,578,245
Debt, net of current portion	1,303,665
Operating lease liabilities, net of current portion	135,239
Finance lease liabilities, net of current portion	91,726
Contingent consideration liability, net of current portion	434,174
Total liabilities	36,543,049
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock Series A, $0.0001 par value, 10,000,000 shares authorized as of December 31, 2025 and December 31, 2024 no shares issued or outstanding as of December 31, 2025 and December 31, 2024	0
Common stock, $0.0001 par value, 250,000,000 shares and 100,000,000 shares authorized as of December 31, 2025 and December 31, 2024 respectively, 4,789,230 and 909,165 issued and outstanding as of December 31, 2025 and December 31, 2024 respectively	91
Additional paid-in-capital	20,155,738
Accumulated deficit	(45,426,099)
Accumulated other comprehensive income	166,007
Total ConnectM Technology Solutions, Inc.'s stockholders' deficit	(25,104,263)
Non-controlling interest	1,317,756
Total stockholders' deficit	(23,786,507)
Total liabilities and stockholders' deficit	$ 12,756,542